Long-term deposits (Tables)	12 Months Ended
Sep. 30, 2023
Long-term deposits
Schedule of long-term deposits
	September 30,	September 30,
	2023	2022

Construction deposit (a)	$822,505	$843,607
Deposit for acquisition of land use rights (b)	274,123	281,156
Long-term deposits	$1,096,628	$1,124,763